Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2017
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Seanergy Maritime Holdings Corp. (the "Company" or "Seanergy") was formed under the laws of the Republic of the Marshall Islands on January 4, 2008, with executive offices located in Athens, Greece. The Company provides global transportation solutions in the dry bulk shipping sector through its vessel-owning subsidiaries.
On January 8, 2016, the Company's common stock began trading on a split-adjusted basis, following a December 22, 2015 approval from the Company's Board of Directors to reverse split the Company's common stock at a ratio of one-for-five. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.
The accompanying unaudited interim consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") for certain financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2016, filed with the SEC on April 28, 2017.

In the opinion of management, these unaudited interim consolidated financial statements, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company's financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2017, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2017.

a.	Subsidiaries in Consolidation:

Seanergy's subsidiaries included in these consolidated financial statements as of September 30, 2017, are as follows:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
Seanergy Management Corp.(1) (3)	Marshall Islands	N/A	N/A	N/A
Seanergy Shipmanagement Corp.(1) (3)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co.(1)	Marshall Islands	Gloriuship	November 3, 2015	N/A
Sea Genius Shipping Co.(1)	Marshall Islands	Geniuship	October 13, 2015	N/A
Leader Shipping Co.(1)	Marshall Islands	Leadership	March 19, 2015	N/A
Premier Marine Co.(1)	Marshall Islands	Premiership	September 11, 2015	N/A
Gladiator Shipping Co.(1)	Marshall Islands	Gladiatorship	September 29, 2015	N/A
Guardian Shipping Co.(1)	Marshall Islands	Guardianship	October 21, 2015	N/A
Champion Ocean Navigation Co.(1)	Liberia	Championship	December 7, 2015	N/A
Squire Ocean Navigation Co.(1)	Liberia	Squireship	November 10, 2015	N/A
Emperor Holding Ltd.(1)	Marshall Islands	N/A	N/A	N/A
Knight Ocean Navigation Co.(1)	Liberia	Knightship	December 13, 2016	N/A
Lord Ocean Navigation Co.(1)	Liberia	Lordship	November 30, 2016	N/A
Partner Shipping Co.(1)	Marshall Islands	Partnership	May 31, 2017	N/A
Pembroke Chartering Services Limited (4)	Malta	N/A	N/A	N/A
Martinique International Corp.(1)	British Virgin Islands	Bremen Max	September 11, 2008	March 7, 2014
Harbour Business International Corp.(1)	British Virgin Islands	Hamburg Max	September 25, 2008	March 10, 2014
Maritime Capital Shipping Limited (1)	Bermuda	N/A	N/A	N/A
Maritime Capital Shipping (HK) Limited (3)	Hong Kong	N/A	N/A	N/A
Maritime Glory Shipping Limited (2)	British Virgin Islands	Clipper Glory	May 21, 2010	December 4, 2012
Maritime Grace Shipping Limited (2)	British Virgin Islands	Clipper Grace	May 21, 2010	October 15, 2012
Atlantic Grace Shipping Limited (5)	British Virgin Islands	N/A	N/A	N/A

(1) Subsidiaries wholly owned
(2) Vessel owning subsidiaries owned by Maritime Capital Shipping Limited (or "MCS")
(3) Management company
(4) Chartering services company
(5) Dormant company